UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/11

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	81,933,631


         Form 13F Information Table
       Moon Capital Management, LLC
        13F CIK Number: 0001410588
              March 31, 2011


<c>NAME OF ISSUER                       <c>TITLE OF CL<c>CUSIP    <c>VALUE   <c>SHRS or P<c>INVESTMENT DI<c>OTHER MA<c>VOTING AUTH
FFCB                                    Fixed Income  31331XDV1         307    300,000           Sole          -          Sole
5.670% Due 11-17-21
FHLB                                    Fixed Income  3133XFLR5         252    250,000           Sole          -          Sole
5.875% Due 05-26-16
FHLB step - 1.625% 9/11, 2% 9/          Fixed Income  313370ZQ4         200    200,000           Sole          -          Sole
1.250% Due 09-28-17
FHLMC, steps to 2.5% 10/14, 3%          Fixed Income  3133F4A27         350    350,000           Sole          -          Sole
2.000% Due 10-15-20
FHLMC, steps to 3% 7/12, 4% 7/          Fixed Income  3134G1KK9         490    490,000           Sole          -          Sole
2.000% Due 07-14-20
FHLMC, steps to 3% 7/12, 4.25%          Fixed Income  3134G1LK8         249    250,000           Sole          -          Sole
2.000% Due 07-27-18
FHLMC, steps to 4% 3/13, 5% 3/          Fixed Income  3133F4PY1         298    300,000           Sole          -          Sole
3.000% Due 03-15-20
FNMA                                    Fixed Income  31359MNU3         589    555,000           Sole          -          Sole
5.250% Due 08-01-12
FNMA, steps to 1.75 8/11, 2% 8          Fixed Income  3136FM5B6         400    400,000           Sole          -          Sole
1.500% Due 08-17-15
FNMA, steps to 3% 8/12, 4% 8/1          Fixed Income  3136FPAU1         519    525,000           Sole          -          Sole
2.000% Due 08-25-20
FNMA, steps to 3% 9/13, 4% 9/1          Fixed Income  3136FPJZ1         382    400,000           Sole          -          Sole
2.500% Due 09-29-20
FNMA, steps to 4% 12/11, 5% 12          Fixed Income  3136FPT80         452    450,000           Sole          -          Sole
2.250% Due 12-30-20
FNMA, steps to 5% 3/13, 6.5% 3          Fixed Income  3136FRDR1         447    450,000           Sole          -          Sole
2.000% Due 03-29-21
Fannie Mae, steps to 2% 9/11,           Fixed Income  3136FPLH8         496    500,000           Sole          -          Sole
1.000% Due 09-30-20
American Express                        Fixed Income  025816AV1         224    220,000           Sole          -          Sole
5.250% Due 09-12-11
Barclays Bank, 3 month Libor +          Fixed Income  06740PMS2         739    750,000           Sole          -          Sole
2.500% Due 09-17-15
GE Capital Corp, 3 Month Libor          Fixed Income  36962G4N1         499    500,000           Sole          -          Sole
2.500% Due 08-11-15
GMAC                                    Fixed Income  3704A0E73         343    345,000           Sole          -          Sole
8.650% Due 08-15-15
General Electric Capital Corp           Fixed Income  36962GZ56         311    309,000           Sole          -          Sole
5.500% Due 11-15-11
Memphis TN Electric                     Fixed Income  586158KW6         225    210,000           Sole          -          Sole
5.000% Due 12-01-12
Memphis TN GO                           Fixed Income  586145RE6         308    300,000           Sole          -          Sole
5.000% Due 11-01-11
Roane County, TN                        Fixed Income  769773VE9         981    935,000           Sole          -          Sole
3.000% Due 06-01-14
3M Company                              Equities      88579y101         208      2,228           Sole          -          Sole
AT&T                                    Equities      00206r102         643     20,999           Sole          -          Sole
American Express                        Equities      25816109        2,858     63,230           Sole          -          Sole
Apple Computer                          Equities      37833100          205        587           Sole          -          Sole
Avery Dennison Corp.                    Equities      053611109         260      6,200           Sole          -          Sole
BB and T Corp                           Equities      054937107         430     15,680           Sole          -          Sole
Berkshire Hathaway                      Equities      084670207       2,751     32,890           Sole          -          Sole
Berkshire Hathaway Cl A                 Equities      84670108          251          2           Sole          -          Sole
Boston Scientific Corp                  Equities      101137107       2,505    348,370           Sole          -          Sole
Cemex                                   Equities      151290889       1,703    190,670           Sole          -          Sole
Coca-Cola                               Equities      19126100          305      4,602           Sole          -          Sole
ConocoPhillips                          Equities      20825c104       2,620     32,804           Sole          -          Sole
Dell, Inc.                              Equities      24702r101       2,551    175,835           Sole          -          Sole
Energizer                               Equities      29266r108       2,538     35,665           Sole          -          Sole
Exxon Mobil Corp.                       Equities      30231g102         668      7,938           Sole          -          Sole
General Electric                        Equities      369604103       3,196    159,390           Sole          -          Sole
H&R Block                               Equities      93671105        2,810    167,890           Sole          -          Sole
Hudson City Bancorp Inc                 Equities      443683107       1,082    111,770           Sole          -          Sole
International Business Machine          Equities      459200101         552      3,384           Sole          -          Sole
JP Morgan & Co                          Equities      46625h100       2,833     61,452           Sole          -          Sole
Johnson & Johnson                       Equities      478160104       2,563     43,259           Sole          -          Sole
Legg Mason Inc.                         Equities      524901105       2,449     67,865           Sole          -          Sole
Microsoft                               Equities      594918104       2,411     94,965           Sole          -          Sole
Novell Inc                              Equities      670006105         295     49,800           Sole          -          Sole
Pepsico Inc                             Equities      713448108         324      5,028           Sole          -          Sole
Pfizer Inc.                             Equities      717081103       2,584    127,252           Sole          -          Sole
Plum Creek Timber Co. REIT              Equities      729251108       2,673     61,299           Sole          -          Sole
ProShares UltraShort Barclays           Equities      74347r297       1,653     44,160           Sole          -          Sole
Procter & Gamble                        Equities      742718109       2,281     37,028           Sole          -          Sole
RenaissanceRe Holdings Ltd              Equities      g7496g103       1,911     27,700           Sole          -          Sole
S&P 500 Depository Receipt              Equities      78462f103         259      1,950           Sole          -          Sole
SPDR Gold Shares                        Equities      78463v107         340      2,430           Sole          -          Sole
Southern Co.                            Equities      842587107         339      8,885           Sole          -          Sole
Southwestern Energy Co.                 Equities      845467109         426      9,912           Sole          -          Sole
Swiss Reinsurance                       Equities      H84046137       2,600     45,260           Sole          -          Sole
UnitedHealth Group                      Equities      91324p102       3,797     84,010           Sole          -          Sole
VCA Antech Inc                          Equities      918194101         249      9,880           Sole          -          Sole
Verizon Communications                  Equities      92343v104       1,262     32,755           Sole          -          Sole
Wells Fargo                             Equities      949746101         228      7,188           Sole          -          Sole
iPath DJ AIG Natural Gas TR Su          Equities      06739H644       1,706    197,240           Sole          -          Sole
Columbia Acorn Fund Class Z             Equities      197199409         755     27,928           Sole          -          Sole
Columbia Acorn Select Fund Z            Equities      197199854         294     10,137           Sole          -          Sole
Heartland Value Fund                    Equities      422352831         538     11,299           Sole          -          Sole
NB Partners Fund Inv Class              Equities      641224787         329     11,179           Sole          -          Sole
Neuberger & Berman                      Equities      641224100          75      2,079           Sole          -          Sole
Vanguard International Growth           Equities      921910204         343     17,173           Sole          -          Sole
Vanguard PrimeCap Fund                  Fixed Income  921936100         353      5,096           Sole          -          Sole
Vanguard Wellington Fund                Equities      921935102         313      9,723           Sole          -          Sole
Vanguard Windsor Fund                   Equities      922018403         257      5,308           Sole          -          Sole
Vanguard Long-Term Tax-Exempt           Equities      922907308         298     28,177           Sole          -          Sole
Baron Asset Fund                        Equities      68278100          731     12,373           Sole          -          Sole
Brandywine Blue                         Equities      10532b101         243      9,053           Sole          -          Sole
Legg Mason Value Trust                  Equities      524659109         324      6,863           Sole          -          Sole
Longleaf Partners Fund                  Equities      543069405         739     24,055           Sole          -          Sole
Olstein All Cap Value Fund              Equities      681383204         800     54,880           Sole          -          Sole
Schwab 1000 Fund                        Equities      808517106         231      5,843           Sole          -          Sole
Schwab S&P 500 Index Fund               Equities      808509855         588     28,358           Sole          -          Sole
Third Avenue Value Fund                 Equities      884116104       1,454     27,008           Sole          -          Sole
Vanguard Wellesley Income Fund          Equities      921938205         244      4,561           Sole          -          Sole
Vanguard Windsor II Fund                Equities      922018205         288     10,523           Sole          -          Sole
Weitz Value Portfolio                   Equities      94904p203       1,226     40,762           Sole          -          Sole
Janus Overseas Fund                     Equities      471023846         265      5,164           Sole          -          Sole
Oakmark International                   Equities      413838202         205     10,342           Sole          -          Sole
Dupree TN Tax Free Short to Me          Fixed Income  266155605         665     62,069           Sole          -          Sole